Selected accounting policies - Schedule of useful lives of intangible assets (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Currently marketed products [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life			5 years
Currently marketed products [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life			20 years
Marketing know-how [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life			25 years
Technologies [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life			10 years
Technologies [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life			20 years
Other intangible assets (including software) [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life	3 years	3 years	3 years
Other intangible assets (including software) [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life	10 years	7 years	10 years